Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning Balance	€ 12,546	€ 13,411
Provisions made during the year	3,554	6,634
Provisions used during the year	(3,945)	(6,825)
Provisions reversed during the year	(519)	(674)
Ending Balance	11,636	12,546
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	8,626	9,403
Provisions made during the year	1,723	4,785
Provisions used during the year	(2,403)	(4,888)
Provisions reversed during the year	(514)	(674)
Ending Balance	7,432	8,626
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	64	229
Provisions made during the year	425
Provisions used during the year		(165)
Ending Balance	489	64
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	3,114	2,839
Provisions made during the year	785	1,774
Provisions used during the year	(1,542)	(1,499)
Provisions reversed during the year	(5)
Ending Balance	2,352	3,114
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	742	940
Provisions made during the year	119	75
Provisions used during the year		(273)
Ending Balance	861	€ 742
Other provisions [member]
Disclosure of other provisions [line items]
Provisions made during the year	502
Ending Balance	€ 502